PROPERTY, EQUIPMENT AND SOFTWARE, NET - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Depreciation Expenses	¥ 15,985	¥ 21,054	¥ 18,021
Impairment Charges	0	0	¥ 0
Construction in Progress [Member]
Balances Of Construction In Progress	¥ 245	¥ 874